Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory

2. Inventory

The components of inventories are as follows (in thousands):

	September 30,	December 31,
	2014	2013
Raw materials	$199	$147
Work in process	454	446
Finished goods	1,019	902

Total	1,672	1,495
Less: allowance for inventory obsolescence	(139)	(126)

Inventory, net	$1,533	$1,369

2. Inventory

Inventories are accounted for using the first-in, first-out (FIFO) method for LSC products, and specific identification method for LCT products. Lab supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolete inventory and adjusted accordingly. The components of inventories are as follows (in thousands):

	December 31, 2013	December 31, 2012

Raw materials	$147	$276
Work in process	446	211
Finished goods	902	748

Total	1,495	1,235
Less: allowance for inventory obsolescence	(126)	(36)

Inventory, net	$1,369	$1,199